                      WARBURG PINCUS GROWTH & INCOME FUND
                                (COMMON SHARES)

                SUPPLEMENT TO THE PROSPECTUS, DATED MAY 14, 1998

  The following information supersedes certain information in the prospectus of the Warburg Pincus Growth & Income Fund in the section entitled "The Funds' Expenses":


  Management Fees...........................................    .75%
  12b-1 Fees................................................    .00%
  Other Expenses............................................    .43%
                                                                ----
  Total Fund Operating Expenses.............................    1.18%



Dated: June 12, 1998                                               WPGBT-16-0698